Installment Payment Receivables, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income [Member]
Interest income	¥ 338,158	¥ 278,199	¥ 204,765